SEGMENT REPORTING - Disclosure of revenues from external parties by geographic regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenues	$ 235,491	$ 173,514	$ 119,134
Israel
Disclosure of geographical areas [line items]
Revenues	13,095	14,129	10,764
UK
Disclosure of geographical areas [line items]
Revenues	26,391	21,931	16,577
USA
Disclosure of geographical areas [line items]
Revenues	83,528	60,270	36,887
Australia
Disclosure of geographical areas [line items]
Revenues	22,484	17,235	12,672
Europe
Disclosure of geographical areas [line items]
Revenues	72,887	48,664	36,475
Rest of the world
Disclosure of geographical areas [line items]
Revenues	$ 17,106	$ 11,285	$ 5,759